Paras Madho
Director
Securities Operations

NYSE Group

07054766

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
MAY 3 0 2007
1086

1-33478

May 30, 2007

CERTNYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
JUN 0 5 2007
THOMSON FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Goldman Sachs Capital II, 5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities (and guarantees with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 30, 2007. Tentative listing date – December 31, 2007.

Sincerely,

Paras Madho

END